Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

19. Related Party Transactions

On March 30, 2007, we entered into a Management Services Agreement (the “MSA”) with affiliates of TPG and Silver Lake to provide us with management services. Pursuant to the agreement, we are required to pay monitoring fees of $5 million to $7 million each year which are dependent on consolidated earnings before interest, taxes, depreciation and amortization for these services. We recognized $7 million in expense related to the annual monitoring fee for each of the years ended December 31, 2013, 2012 and 2011, respectively, in our consolidated statements of income. Additionally, we reimburse affiliates of TPG and Silver Lake for out-of-pocket expenses incurred by them or their affiliates in connection with services provided pursuant to the MSA. For the year ended December 31, 2013, these expenses were $1 million. For the years ended December 31, 2012 and 2011, these expenses were not material. In connection with the completion of an offering or sale of the company, we will be required to pay to TPG and Silver Lake, in the aggregate, a $21 million fee pursuant to the MSA and the MSA will be terminated.

For related party transactions with Abacus, an equity method investment, refer to Note 6, Equity Method Investments.